Form N-1A Cover	Mar. 31, 2025
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Risk/Return	Eaton Vance National Ultra-Short Municipal Income Fund
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Risk/Return	Eaton Vance National Limited Maturity Municipal Income Fund
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Risk/Return	Eaton Vance New York Municipal Opportunities Fund
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Risk/Return	Eaton Vance Short Duration Municipal Opportunities Fund